Goodwill and Other Intangible Assets - Summary of Carrying Value of Goodwill and Indefinite Life Brands were Allocated to CGUs for Year-end Impairment Testing (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [Line Items]
Exchange adjustments		$ (5)	$ 7
Goodwill		341
Brands		439
Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Opening goodwill and brands		785	778
Closing goodwill and brands		780	785
Greater China [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		8
Brands		16
Greater China [member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Opening goodwill and brands		25	25
Exchange adjustments	$ 0	(1)
Closing goodwill and brands		24	25
Americas [Member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		132
Brands		287
Americas [Member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Opening goodwill and brands		421	421
Exchange adjustments	$ 0	(2)
Closing goodwill and brands		419	421
EMEAA [Member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		201
Brands		136
EMEAA [Member] | Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Opening goodwill and brands		339	332
Exchange adjustments		(2)	7
Closing goodwill and brands		$ 337	$ 339